Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000086557 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class A
Trading Symbol	EPIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$190	1.71%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From an allocation perspective, the primary factors driving the fund’s performance were its overweight position in gold mining shares and underweight position in Information Technology. Gold mining shares (20% allocation) had a strong performance for the year and contributed positively to the fund performance. Conversely, 0% exposure to the Information Technology sector contributed negatively to performance. The fund benefited from strong stock selection in Japan, with positions in Monotaro, Chugai Pharmaceutical and Baycurrent Consulting positively contributing to performance. The fund’s positions in Bayer and Vodaphone were a negative contributor. The Funds holding in Adidas was a positive contributor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class A/EPIVX)	16.56%	9.35%	3.35%
EuroPac International Value Fund (Class A/EPIVX)—excluding sales load	22.02%	10.35%	3.83%
MSCI All Country World Ex-USA Value Index	23.56%	6.05%	3.95%
MSCI World Ex-USA Value Index	23.93%	6.83%	4.45%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 143,261,383
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,507,720
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$143,261,383
Total number of portfolio holdings	46
Total advisory fees paid (net)	$1,507,720
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.9%
Barrick Gold Corp.	4.5%
Agnico Eagle Mines Ltd.	3.3%
Bank of Nova Scotia	3.1%
Franco-Nevada Corp.	2.8%
Newmont Corp.	2.7%
Sonic Healthcare Ltd.	2.5%
Newmont Corp. - CDI	2.4%
Shell PLC	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	4.9%
Barrick Gold Corp.	4.5%
Agnico Eagle Mines Ltd.	3.3%
Bank of Nova Scotia	3.1%
Franco-Nevada Corp.	2.8%
Newmont Corp.	2.7%
Sonic Healthcare Ltd.	2.5%
Newmont Corp. - CDI	2.4%
Shell PLC	2.3%
IAMGOLD Corp.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-value-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-value-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/international-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129563 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class I
Trading Symbol	EPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$162	1.46%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From an allocation perspective, the primary factors driving the fund’s performance were its overweight position in gold mining shares and underweight position in Information Technology. Gold mining shares (20% allocation) had a strong performance for the year and contributed positively to the fund performance. Conversely, 0% exposure to the Information Technology sector contributed negatively to performance. The fund benefited from strong stock selection in Japan, with positions in Monotaro, Chugai Pharmaceutical and Baycurrent Consulting positively contributing to performance. The fund’s positions in Bayer and Vodaphone were a negative contributor. The Funds holding in Adidas was a positive contributor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Value Fund (Class I/EPVIX)	22.38%	10.65%	4.10%
MSCI All Country World Ex-USA Value Index	23.56%	6.05%	3.95%
MSCI World Ex-USA Value Index	23.93%	6.83%	4.45%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 143,261,383
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,507,720
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$143,261,383
Total number of portfolio holdings	46
Total advisory fees paid (net)	$1,507,720
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.9%
Barrick Gold Corp.	4.5%
Agnico Eagle Mines Ltd.	3.3%
Bank of Nova Scotia	3.1%
Franco-Nevada Corp.	2.8%
Newmont Corp.	2.7%
Sonic Healthcare Ltd.	2.5%
Newmont Corp. - CDI	2.4%
Shell PLC	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	4.9%
Barrick Gold Corp.	4.5%
Agnico Eagle Mines Ltd.	3.3%
Bank of Nova Scotia	3.1%
Franco-Nevada Corp.	2.8%
Newmont Corp.	2.7%
Sonic Healthcare Ltd.	2.5%
Newmont Corp. - CDI	2.4%
Shell PLC	2.3%
IAMGOLD Corp.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-value-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-value-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/international-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093021 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class A
Trading Symbol	EPIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund (EPBIX) performed in line with expectations over the year, slightly below its benchmark, with a total return of 6.25% excluding sales load, and 1.47% with sales load included. This return is just a bit below the gross yield of the fund before expenses, so the slightly weaker dollar over the year helped to offset those expenses.
The fund has a large percentage of its assets allocated to Emerging Markets, which have suffered over most of the year as China’s weak economy has been a drag on many markets, and inflation continues to be an issue for certain economies such as Brazil.
From an allocation perspective, Asian bonds have been a key focus, particularly India and Indonesia – the two combined represent over 25% of the assets of the fund. These currencies are relatively stable, +/- 1%, are not overly indebted economies, and the fund holds bonds that yield 6% - 8%. About 65% of the fund is allocated to Emerging Markets due to the significantly higher yields offered because of their economies growing at a faster clip, which is often supportive of the currencies, hence the positive carry of holding the bonds.
The fund also holds some high yielding Corporate bonds in Scandinavian currencies, namely Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and still have double-digit yields.
The Fund’s positions in high-duration Thailand and Philippines bonds were the most positive contributors to the fund’s performance. Some of the LatAm bonds denominated in Brazilian Real, Mexican Peso, and Chilean Peso were a small drag on performance.
The Fund’s holdings in Euros and Norwegian Krone were strong contributors to positive performance – these are primarily unrated bonds or below investment grade with significantly higher yields than the “safest” German bunds, for example. Conclusively, AsiaPac and Western Europe were the regions that contributed most to the positive performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class A/EPIBX)	1.47%	0.01%	-0.75%
EuroPac International Bond Fund (Class A/EPIBX)—excluding sales load	6.25%	0.93%	-0.29%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	6.77%	-5.08%	-1.72%
FTSE Non USD World Government Bond Index	8.36%	-4.41%	-1.45%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 55,163,724
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 178,825
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$55,163,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$178,825
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Inter-American Development Bank, 5.100%, 11/17/2026	4.7%
Brazilian Government International Bond, 10.250%, 1/10/2028	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.2%
Export-Import Bank of Korea, 7.250%, 12/7/2024	4.1%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Colombia Government International Bond, 9.850%, 6/28/2027	3.3%
Asian Development Bank, 6.200%, 10/6/2026	2.8%
European Investment Bank, 5.750%, 1/24/2025	2.8%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Inter-American Development Bank, 5.100%, 11/17/2026	4.7%
Brazilian Government International Bond, 10.250%, 1/10/2028	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.2%
Export-Import Bank of Korea, 7.250%, 12/7/2024	4.1%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Colombia Government International Bond, 9.850%, 6/28/2027	3.3%
Asian Development Bank, 6.200%, 10/6/2026	2.8%
European Investment Bank, 5.750%, 1/24/2025	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-bond-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-bond-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/international-bond-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129564 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class I
Trading Symbol	EPBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund (EPBIX) performed in line with expectations over the year, slightly below its benchmark, with a total return of 6.5%. This return is just a bit below the gross yield of the fund before expenses, so the slightly weaker dollar over the year helped to offset those expenses.
The fund has a large percentage of its assets allocated to Emerging Markets, which have suffered over most of the year as China’s weak economy has been a drag on many markets, and inflation continues to be an issue for certain economies such as Brazil.
From an allocation perspective, Asian bonds have been a key focus, particularly India and Indonesia – the two combined represent over 25% of the assets of the fund. These currencies are relatively stable, +/- 1%, are not overly indebted economies, and the fund holds bonds that yield 6% - 8%. About 65% of the fund is allocated to Emerging Markets due to the significantly higher yields offered because of their economies growing at a faster clip, which is often supportive of the currencies, hence the positive carry of holding the bonds.
The fund also holds some high yielding Corporate bonds in Scandinavian currencies, namely Hawk Infinity Software, Gaming Innovation Group, and Lime Petroleum Group, that performed well, and still have double-digit yields.
The Fund’s positions in high-duration Thailand and Philippines bonds were the most positive contributors to the fund’s performance. Some of the LatAm bonds denominated in Brazilian Real, Mexican Peso, and Chilean Peso were a small drag on performance.
The Fund’s holdings in Euros and Norwegian Krone were strong contributors to positive performance – these are primarily unrated bonds or below investment grade with significantly higher yields than the “safest” German bunds, for example. Conclusively, AsiaPac and Western Europe were the regions that contributed most to the positive performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Bond Fund (Class I/EPBIX)	6.50%	1.17%	-0.04%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	6.77%	-5.08%	-1.72%
FTSE Non USD World Government Bond Index	8.36%	-4.41%	-1.45%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 55,163,724
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 178,825
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$55,163,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$178,825
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Inter-American Development Bank, 5.100%, 11/17/2026	4.7%
Brazilian Government International Bond, 10.250%, 1/10/2028	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.2%
Export-Import Bank of Korea, 7.250%, 12/7/2024	4.1%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Colombia Government International Bond, 9.850%, 6/28/2027	3.3%
Asian Development Bank, 6.200%, 10/6/2026	2.8%
European Investment Bank, 5.750%, 1/24/2025	2.8%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Inter-American Development Bank, 5.100%, 11/17/2026	4.7%
Brazilian Government International Bond, 10.250%, 1/10/2028	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.2%
Export-Import Bank of Korea, 7.250%, 12/7/2024	4.1%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Colombia Government International Bond, 9.850%, 6/28/2027	3.3%
Asian Development Bank, 6.200%, 10/6/2026	2.8%
European Investment Bank, 5.750%, 1/24/2025	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-bond-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-bond-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/international-bond-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093793 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class A
Trading Symbol	EPASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$190	1.75%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From a country perspective, the primary factors driving the fund’s performance were its overweight position in China and underweight positions in India and Taiwan. From a sector perspective, the primary factors driving the fund’s performance were its underweight position in Technology and overweight in Consumer Staples. The fund's underweight in Taiwan Semiconductor (10% benchmark vs 2.5% fund) and other AI-driven semiconductor stocks was a negative drag on performance. The gap between high-growth tech stocks and traditional value stocks is expected to narrow over time. Our positions in Mexico and South Korea also contributed negatively to performance with both markets underperforming substantially during the year. The funds positions in Mr Price Group, CFMoto and Castrol India were positive contributors to fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class A/EPASX)	12.21%	2.17%	1.34%
EP Emerging Markets Fund (Class A/EPASX) — excluding sales load	17.55%	3.12%	1.81%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 89,840,120
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 837,687
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$89,840,120
Total number of portfolio holdings	60
Total advisory fees paid (net)	$837,687
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Luzhou Laojiao Co., Ltd. - Class A	3.2%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.0%
British American Tobacco PLC	2.9%
China Overseas Property Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Wuliangye Yibin Co., Ltd. - Class A	2.5%
BGF Retail Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Aspirasi Hidup Indonesia Tbk P.T.	2.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Luzhou Laojiao Co., Ltd. - Class A	3.2%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.0%
British American Tobacco PLC	2.9%
China Overseas Property Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Wuliangye Yibin Co., Ltd. - Class A	2.5%
BGF Retail Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Aspirasi Hidup Indonesia Tbk P.T.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/emerging-markets-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/emerging-markets-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/emerging-markets-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129565 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class I
Trading Symbol	EPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From a country perspective, the primary factors driving the fund’s performance were its overweight position in China and underweight positions in India and Taiwan. From a sector perspective, the primary factors driving the fund’s performance were its underweight position in Technology and overweight in Consumer Staples. The funds underweight in Taiwan Semiconductor (10% benchmark vs 2.5% fund) and other AI-driven semiconductor stocks was a negative drag on performance. The gap between high-growth tech stocks and traditional value stocks is expected to narrow over time. Our positions in Mexico and South Korea also contributed negatively to performance with both markets underperforming substantially during the year. The funds positions in Mr Price Group, CFMoto and Castrol India were positive contributors to fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EP Emerging Markets Fund (Class I/EPEIX)	17.86%	3.37%	2.07%
MSCI Emerging Markets Index	25.31%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 89,840,120
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 837,687
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$89,840,120
Total number of portfolio holdings	60
Total advisory fees paid (net)	$837,687
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Luzhou Laojiao Co., Ltd. - Class A	3.2%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.0%
British American Tobacco PLC	2.9%
China Overseas Property Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Wuliangye Yibin Co., Ltd. - Class A	2.5%
BGF Retail Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Aspirasi Hidup Indonesia Tbk P.T.	2.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Luzhou Laojiao Co., Ltd. - Class A	3.2%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.0%
British American Tobacco PLC	2.9%
China Overseas Property Holdings Ltd.	2.8%
Alibaba Group Holding Ltd.	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Wuliangye Yibin Co., Ltd. - Class A	2.5%
BGF Retail Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Aspirasi Hidup Indonesia Tbk P.T.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/emerging-markets-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/emerging-markets-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/emerging-markets-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129046 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class A
Trading Symbol	EPGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$166	1.37%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund had a return of 42.43% excluding sales load, and 36.05% with sales load included, in the 12 months ending October 31st, 2024, just a tad below the GDX Index. We experienced a series of major issues at many of our largest holdings, which negatively affected performance, starting with Franco-Nevada (whose largest asset was ordered closed by the Panamanian government last year) through to B2Gold (whose largest mine is in Mali, another country with political upheaval). Overall, the largest royalty companies, however, performed well. We also largely avoided some of the major stock declines of the period, such as Newmont.
Our overweight to silver stocks also helped, since that group in aggregate outperformed the GDX index. One, Silvercrest, benefit from a takeover offer near the end of the period.
The large weighting to junior stocks was a drag on performance, although a handful of our larger juniors, such as Orogen Royalties, well outperformed the index, supporting our selection within this group. Among the larger miners, Barrick, a major holding, also hurt performance, though given its very low valuation multiples relative to peers, we believe a period of outperformance could lie ahead.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class A/EPGFX)	36.05%	5.85%	7.83%
EuroPac Gold Fund (Class A/EPGFX)-- excluding sales load	42.43%	6.83%	8.33%
Philadelphia Gold & Silver Index	52.47%	13.48%	11.20%
NYSE ARCA Gold Miners Index	44.56%	7.68%	8.86%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 268,395,202
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,810,323
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$268,395,202
Total number of portfolio holdings	82
Total advisory fees paid (net)	$1,810,323
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Fortuna Silver Mines, Inc.	6.7%
Pan American Silver Corp.	6.6%
Wheaton Precious Metals Corp.	5.4%
Barrick Gold Corp.	5.2%
Royal Gold, Inc.	5.2%
Franco-Nevada Corp.	5.0%
Osisko Gold Royalties Ltd.	4.8%
B2Gold Corp.	4.5%
Metalla Royalty & Streaming Ltd.	4.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Fortuna Silver Mines, Inc.	6.7%
Pan American Silver Corp.	6.6%
Wheaton Precious Metals Corp.	5.4%
Barrick Gold Corp.	5.2%
Royal Gold, Inc.	5.2%
Franco-Nevada Corp.	5.0%
Osisko Gold Royalties Ltd.	4.8%
B2Gold Corp.	4.5%
Metalla Royalty & Streaming Ltd.	4.2%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/gold-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/gold-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/gold-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000206106 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class I
Trading Symbol	EPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$136	1.12%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fund had a return of 42.79% in the 12 months ending October 31st, 2024, just a tad below the GDX Index. We experienced a series of major issues at many of our largest holdings, which negatively affected performance, starting with Franco-Nevada (whose largest asset was ordered closed by the Panamanian government last year) through to B2Gold (whose largest mine is in Mali, another country with political upheaval). Overall, the largest royalty companies, however, performed well. We also largely avoided some of the major stock declines of the period, such as Newmont.
Our overweight to silver stocks also helped, since that group in aggregate outperformed the GDX index. One, Silvercrest, benefit from a takeover offer near the end of the period.
The large weighting to junior stocks was a drag on performance, although a handful of our larger juniors, such as Orogen Royalties, well outperformed the index, supporting our selection within this group. Among the larger miners, Barrick, a major holding, also hurt performance, though given its very low valuation multiples relative to peers, we believe a period of outperformance could lie ahead.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac Gold Fund (Class I/EPGIX)[1]	42.79%	7.11%	8.49%
Philadelphia Gold & Silver Index	52.47%	13.48%	11.20%
NYSE ARCA Gold Miners Index	44.56%	7.68%	8.86%
S&P 500 Index	38.02%	15.27%	13.00%
[1]
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 268,395,202
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,810,323
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$268,395,202
Total number of portfolio holdings	82
Total advisory fees paid (net)	$1,810,323
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Fortuna Silver Mines, Inc.	6.7%
Pan American Silver Corp.	6.6%
Wheaton Precious Metals Corp.	5.4%
Barrick Gold Corp.	5.2%
Royal Gold, Inc.	5.2%
Franco-Nevada Corp.	5.0%
Osisko Gold Royalties Ltd.	4.8%
B2Gold Corp.	4.5%
Metalla Royalty & Streaming Ltd.	4.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Fortuna Silver Mines, Inc.	6.7%
Pan American Silver Corp.	6.6%
Wheaton Precious Metals Corp.	5.4%
Barrick Gold Corp.	5.2%
Royal Gold, Inc.	5.2%
Franco-Nevada Corp.	5.0%
Osisko Gold Royalties Ltd.	4.8%
B2Gold Corp.	4.5%
Metalla Royalty & Streaming Ltd.	4.2%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/gold-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/gold-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/gold-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000134865 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Dividend Income Fund
Class Name	Class A
Trading Symbol	EPDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$165	1.51%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2024, the EuroPac International Dividend Income Fund returned 19.03% excluding sales load, and 13.63% with sales load included, which compared favorably to the 18.65% return of the S&P International Dividend Opportunities Index.
With regard to industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from IAMGold and Agnico Eagle Mines. Conversely, an overweight allocation to the Energy sector was a negative contributor with notable underperformance from BP PLC and Equinor ASA.
With regard to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a negative relative contributor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class A/EPDPX)	13.63%	6.66%	2.38%
EuroPac International Dividend Income Fund (Class A/EPDPX) — excluding sales load	19.03%	7.66%	2.85%
S&P International Dividend Opportunities Index	18.65%	2.76%	2.65%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 120,606,730
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,002,986
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$120,606,730
Total number of portfolio holdings	62
Total advisory fees paid (net)	$1,002,986
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	4.6%
British American Tobacco PLC - ADR	4.4%
Agnico Eagle Mines Ltd.	3.2%
Barrick Gold Corp.	3.1%
Pan American Silver Corp.	2.9%
Engie S.A.	2.9%
Roche Holding A.G.	2.6%
Enel S.p.A.	2.5%
Singapore Telecommunications Ltd.	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vodafone Group PLC	4.6%
British American Tobacco PLC - ADR	4.4%
Agnico Eagle Mines Ltd.	3.2%
Barrick Gold Corp.	3.1%
Pan American Silver Corp.	2.9%
Engie S.A.	2.9%
Roche Holding A.G.	2.6%
Enel S.p.A.	2.5%
Singapore Telecommunications Ltd.	2.3%
IAMGOLD Corp.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-dividend-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-dividend-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/international-dividend-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000134866 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Dividend Income Fund
Class Name	Class I
Trading Symbol	EPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$138	1.26%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2024, the EuroPac International Dividend Income Fund returned 19.28%, which compared favorably to the 18.65% return of the S&P International Dividend Opportunities Index.
With regard to industry allocation, the Fund’s overweight allocation to the Materials sectors was a positive contributor with notable outperformance from IAMGold and Agnico Eagle Mines. Conversely, an overweight allocation to the Energy sector was a negative contributor with notable underperformance from BP PLC and Equinor ASA.
With regard to country allocation, the Fund’s overweight allocation to Canada was a positive relative contributor while an underweight allocation to Japan was a negative relative contributor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
EuroPac International Dividend Income Fund (Class I/EPDIX)	19.28%	7.97%	3.13%
S&P International Dividend Opportunities Index	18.65%	2.76%	2.65%
MSCI World Ex-USA Index	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 120,606,730
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,002,986
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$120,606,730
Total number of portfolio holdings	62
Total advisory fees paid (net)	$1,002,986
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	4.6%
British American Tobacco PLC - ADR	4.4%
Agnico Eagle Mines Ltd.	3.2%
Barrick Gold Corp.	3.1%
Pan American Silver Corp.	2.9%
Engie S.A.	2.9%
Roche Holding A.G.	2.6%
Enel S.p.A.	2.5%
Singapore Telecommunications Ltd.	2.3%
IAMGOLD Corp.	2.3%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vodafone Group PLC	4.6%
British American Tobacco PLC - ADR	4.4%
Agnico Eagle Mines Ltd.	3.2%
Barrick Gold Corp.	3.1%
Pan American Silver Corp.	2.9%
Engie S.A.	2.9%
Roche Holding A.G.	2.6%
Enel S.p.A.	2.5%
Singapore Telecommunications Ltd.	2.3%
IAMGOLD Corp.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Distribution Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Fund's distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund's distributor. The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-dividend-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated February 29, 2024 at https://europacificfunds.com/our-funds/international-dividend-fund.

Updated Prospectus Web Address	https://europacificfunds.com/our-funds/international-dividend-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.